Share Capital, Reserves and Retained Earnings (Details) - Summary of outstanding warrants	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share Capital, Reserves and Retained Earnings (Details) - Summary of outstanding warrants [Line Items]
Warrants outstanding to purchase ADSs	2,450,000
Number of shares exercisable	245,000,000
Warrants Issuance Date One [Member]
Share Capital, Reserves and Retained Earnings (Details) - Summary of outstanding warrants [Line Items]
Warrants outstanding to purchase ADSs	1,050,000
Number of shares exercisable	105,000,000
Issuance date	Feb. 17, 2017
Exercise price in USD (per warrant) (in Dollars per share) | $ / shares	$ 4.1
Expiration date	Aug. 16, 2022
Warrants Issuance Date Two [Member]
Share Capital, Reserves and Retained Earnings (Details) - Summary of outstanding warrants [Line Items]
Warrants outstanding to purchase ADSs	1,400,000
Number of shares exercisable	140,000,000
Issuance date	Mar. 07, 2017
Exercise price in USD (per warrant) (in Dollars per share) | $ / shares	$ 2.3
Expiration date	Sep. 06, 2022